Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

(9) Stock-Based Compensation

In connection with the IPO, the Wingstop Inc. 2015 Omnibus Equity Incentive Plan, or the 2015 Plan, was adopted and became effective upon completion of the offering. The 2015 Plan provides for the grant or award of stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance unit awards, performance share awards, cash-based awards and other stock-based awards to employees, directors, and other eligible persons. Under the 2015 Plan, Wingstop had 2,143,589 shares authorized for issuance, 52,632 shares of common stock issuable upon exercise of currently outstanding options as of September 26, 2015 and 2,090,957 shares available for future grants.

The options granted under the 2015 Plan are subject to either service-based or performance-based vesting. Service-based options contain a service-based, or time-based, vesting provision. Performance-based options contain performance-based vesting provisions primarily based on the Company meeting certain Adjusted EBITDA profitability targets for each fiscal year during the vesting period. In the event of a change in control of the Company (as defined in the 2015 Plan), each outstanding award will be treated as the compensation committee determines, either by the terms of the award agreement or by resolution adopted by the compensation committee, including without limitation, that the awards may be vested, assumed replaced with substitute awards, cashed-out or terminated.

Additionally, Wingstop had previously adopted the 2010 Stock Option Plan, or the 2010 Plan, which permits the granting of awards to employees, directors and other eligible persons of the Company in the form of stock options. The 2010 Plan is administered by Wingstop’s Board of Directors. The options granted under the 2010 Plan are generally exercisable within a 10-year period from the date of grant.

Under the 2010 Plan, options are subject to either service-based or performance-based vesting. Service-based options contain a service-based, or time-based, vesting provision. Performance-based options contain performance-based vesting provisions based on the Company meeting certain Adjusted EBITDA profitability targets for each fiscal year during the vesting period. Any options that have not vested prior to a change of control or do not vest in connection with a change of control or do vest but are not exercised will be forfeited by the grantee upon a change of control for no consideration. The IPO in June 2015 was not considered a change in control event as defined in the 2010 Plan. Options issued and outstanding expire on various dates up to fiscal year 2025.

Under the 2010 Plan, Wingstop had 3,304,115 shares authorized for issuance. There are 1,127,560 shares of common stock issuable upon exercise of currently outstanding options at September 26, 2015 and 168,648 shares available for future grants.

The following table summarizes stock option activity (in thousands, except per share data):

	Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Term
Outstanding—December 27, 2014	1,466	$3.74	$7,551	8.0

Granted	96	$16.30
Exercised	(329)	$1.45
Canceled	(53)	$0.86

Outstanding—September 26, 2015	1,180	$4.50	$24,746	8.0

Stock-based compensation is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period of the grant). The Company recognized approximately $492,000 and $322,000 in stock compensation expense for thirty-nine weeks ended September 26, 2015 and September 27, 2014, respectively, with a corresponding increase to additional paid-in-capital. As of September 26, 2015, there was $3.8 million of total unrecognized stock compensation expense related to non-vested stock options, which will be recognized over a weighted average period of approximately 3.0 years. Stock compensation expense is included in SG&A in the Consolidated Statement of Operations. There were approximately 96,000 options granted during the thirty-nine weeks ended September 26, 2015.

During the first fiscal quarter of 2015, the Board of Directors authorized a dividend in the amount of $1.83 per share or $48.0 million. In connection with the declaration and payment of the dividend, the exercise price of some of the outstanding options on March 27, 2015 was reduced by an amount of $1.83 per share. Management evaluated the option modification for incremental compensation expense and calculated $537,000, of which $57,000 was recorded at the time of the declaration.

(14) Stock-Based Compensation

Wingstop’s 2010 Stock Option Plan (the “Plan”) permits the granting of awards to employees, directors and other eligible persons of the Company in the form of stock options. The Plan is administered by Wingstop’s board of directors. The options granted under the Plan are generally exercisable within a 10-year period from the date of grant.

The options are subject to either service-based or performance-based vesting. Service-based options contain a service-based, or time-based, vesting provision. Performance-based options contain performance-based vesting provisions based on the Company meeting certain Adjusted EBITDA profitability targets for each fiscal year during the vesting period. Any options that have not vested prior to a change of control or do not vest in connection with a change of control or do vest but are not exercised will be forfeited by the grantee upon a change of control for no consideration. Options issued and outstanding expire on various dates up to fiscal year 2024.

Under the Plan, Wingstop had 3,304,115 shares authorized for issuance. There are 1,466,363 shares of common stock issuable upon exercise of currently outstanding options at December 27, 2014 and 159,278 shares available for future grants.

The following table summarizes stock option activity (in thousands, except per share amounts):

	Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Term
Outstanding—December 28, 2013	1,558	$1.64	$4,105	7.7

Granted	482	$7.47
Exercised	(494)	$1.16
Canceled	(80)	$1.21

Outstanding—December 27, 2014	1,466	$3.74	$7,551	8.0

The total grant-date fair value of stock options vested during each of the fiscal years 2014, 2013 and 2012 was $0.9 million, $0.7 million and $0.4 million, respectively. The total intrinsic value of stock options exercised was $2.7 million, $2.3 million and $1.0 million for fiscal years 2014, 2013 and 2012, respectively.

Stock-based compensation is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period of the grant). The Company recognized approximately $960,000, $748,000 and $464,000 in stock compensation expense for fiscal years 2014, 2013 and 2012, respectively, with a corresponding increase to additional paid-in-capital. Stock compensation expense is included in selling, general and administrative in the Consolidated Statement of Operations.

A summary of the status of non-vested shares as of December 27, 2014 and the changes during the period then ended is presented below (in thousands, except per share amounts):

	December 27, 2014
	Shares	Weighted average exercise price
Non-vested shares at beginning of year	1,321	$1.77
Granted	482	$7.47
Vested	(410)	$1.43
Forfeited	(80)	$1.21

Non-vested shares at end of year	1,313	$4.01

As of December 27, 2014, there was $3.0 million of total unrecognized stock compensation expense related to non-vested stock options, which will be recognized over a weighted average period of approximately 3.2 years.

The estimated fair value of each option granted is calculated using the Black-Scholes option-pricing model. Expected volatilities are based on volatilities from publicly traded companies operating in the Company’s industry. The Company uses historical data to estimate expected employee forfeiture of stock options. The expected life of options granted is management’s best estimate using recent and expected transactions. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average assumptions used in the model were as follows:

	2014	2013	2012
Risk-free interest	1.96%	1.72%	1.19%
Expected life (years)	6.5	6.5	6.3
Expected dividend yield	0%	0%	0%
Volatility	50.8%	56.0%	56.0%
Weighted-average Black-Scholes fair value per share at date of grant	$3.87	$2.58	$1.93

The Company used the simplified method for determining the expected life of the options. In addition, assumptions made regarding forfeitures in determining the remaining unamortized share-based compensation are re-evaluated periodically.

During 2013, the Wingstop’s Board of Directors authorized a dividend in the amount of $1.50 per share or $38.5 million. In connection with the declaration and payment of the dividend, the exercise price of some of the outstanding options at December 9, 2013 was reduced by an amount of $1.50 per share. During 2012, Wingstop’s Board of Directors authorized a dividend in the amount of $0.77 per share or $19.3 million. In connection with the declaration and payment of the dividend, the exercise price of some of the outstanding options at December 29, 2012 was reduced by an amount of $0.77 per share. At each dividend date, management evaluated the option modification for incremental compensation expense and calculated $163,000 and $104,000 of total incremental compensation for the modifications during each of the years ended 2013 and 2012, respectively.